RESTRICTED STOCK UNITS (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jan. 24, 2013	Dec. 31, 2012
Common stock, shares, issued	35,061
Share-based payment award, total share-based liabilities paid		$ 181,610
Number of RSU vesting years	3 years
Share-based payment award, award vesting period	1/3
RSU outstanding	176,316		132,618
RSU share settlement (Percent)	50.00%
RSU cash settlement (Percent)	50.00%
Restricted Stock Units [Member]
RSUs granted	94,476
Number of management companies	2